Other income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other income
Grant income			€ 380	€ 366
Total other income	€ 158	€ 156	€ 380	€ 366